Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 07, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

During fiscal year 2024, we did not time the disclosure of material nonpublic information for the purpose of affecting the value of any executive compensation awarded, and no NEO was granted an equity award during the period beginning four business days before, and ending one business day after, the filing of a periodic report on Form 10-Q or an annual report on Form 10-K, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information, other than one stock option grant described below, issued in connection with the appointment of our Chief Financial Officer on February 7, 2024, the same day the Company issued a required Form 8-K announcing such appointment.

Type of Equity Award	Grantee	Grant Date	Number of Securities Underlying the Award	Per-Share Exercise Price ($/Sh)	Grant Date Fair Value of Award ($)	Percentage Change in Market Value of Underlying Securities(1)
Option to Purchase Common Stock	Jean Franchi	2/7/2024	55,000	$65.25	2,090,102	0.47%

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(1)
Reflects the percentage change in the market price of the underlying securities between the closing market price of the security one trading day prior to and one trading day following the disclosure of material nonpublic information.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Jean Franchi [Member]
Awards Close in Time to MNPI Disclosures
Name		Jean Franchi
Underlying Securities | shares		55,000
Exercise Price | $ / shares		$ 65.25
Fair Value as of Grant Date | $		$ 2,090,102
Underlying Security Market Price Change		0.47